NOTE 7 - NOTES PAYABLE (Details Narrative) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Accrued Interest	$ 363,507	$ 219,978
Common stock, issued	37,709,552	15,216,848
Notes payable issued on May 25, 2012, secured, interest at 6%per annum, due on November 14, 2012, is in default(1)
Accrued Interest	3,296
Common stock, issued	580,000	25,000
Common stock, value		62,500
Notes payable issued on January 28, 2012 to individual, unsecured, interest included, due on demand.(2)
Common stock, issued	2,100,000
Pledged common stock	1,200,000
Notes payable issued on October 18, 2010 to individual, unsecured, interest at 15% per annum, due on demand.(3)
Settlement Agreement	$ 786,300